UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2015 to September 30, 2015

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

November 13, 2015
(Date of report)

Credit Suisse First Boston Mortgage Securities Corp.
(Exact name of securitizer as specified in its charter)

025-00698	0000802106
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Patrick A. Remmert, President, (212) 325-7579
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

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% of principal balance (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator(1)		Assets That Were Subject of Demand				Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (due to expired cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
Asset Class: CMBS
Credit Suisse Commercial Mortgage Trust Series 2003-C3 (CIK 0001238729)	X	Column Financial, Inc.	111	$1,094,784,585	63.47%	1	$4,342,754	16.73%	0	$0	0.00%	0	$0	0.00%	1	$4,342,754	16.73%	0	$0	0.00%	0	$0	0.00%
		NCB, FSB	89	210,160,855	12.18	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		PNC Bank, National Association	23	198,054,545	11.48	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		KeyBank National Association	25	149,918,661	8.69	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Eurohypo AG	1	71,906,994	4.17	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			249	$1,724,825,640	100%	1	$4,342,754	16.73%	0	0	0.00%	0	0	0.00%	1	$4,342,754	16.73%	0	0	0.00%	0	0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2005-C2 (CIK 0001326717)	X	Column Financial, Inc.	148	$1,453,770,531	90.6%	1	$97,490,438	70.86%	0	$0	0.00%	0	$0	0.00%	1	$97,490,438	70.86%	0	$0	0.00%	0	$0	0.00%
		KeyBank National Association	20	151,313,929	9.4	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			168	$1,605,084,460	100%	1	$97,490,438	70.86%	0	0	0.00%	0	0	0.00%	1	$97,490,438	70.86%	0	0	0.00%	0	0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2006-C4 (CIK 0001374479)	X	Column Financial, Inc.	166	$2,774,483,912	64.9%	1	$2,394,385	0.08%	0	$0	0.00%	0	$0	0.00%	1	$2,394,385	0.08%	0	$0	0.00%	0	$0	0.00%
		LaSalle Bank National Association	87	646,736,657	15.1	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		KeyBank National Association	43	492,455,312	11.5	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Column Financial, Inc. / Barclays Capital Mortgage Inc.	1	181,000,000	4.2	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		NCB, FSB	63	178,416,072	4.2	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			360	$4,273,091,953	100%	1	$2,394,385	0.08%	0	0	0.00%	0	0	0.00%	1	$2,394,385	0.08%	0	0	0.00%	0	0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2006-TFL2		Column Financial, Inc.	15.5	$1,906,800,000	98.9%	1	$78,000,000	100%	0	0	0.00	0	$0	0.00%	1	$78,000,000	100%	0	0	0	0	0	0.00
		Barclays Capital Real Estate Inc.	0.5	21,500,000	1.1%	0	0	0.00	0	0	0.00	0	0	0.00%	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			16	$1,928,300,000	100%	1	$78,000,000	100%	0	$0	0.00%	0	$0	0.00%	1	$78,000,000	100%	0	$0	0.00%	0	$0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2006- C5 (CIK 0001382095)	X	Column Financial, Inc.	282	$3,067,296,120	89.4%	1	$1,083,094	0.05%	0	$0	0.00%	0	$0	0.00%	1	$1,083,094	0.05%	0	$0	0.00%	0	$0	0.00%
		KeyBank National Association	22	362,477,247	10.6%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			304	$3,429,773,367	100%	1	$1,083,094	0.05%	0	$0	0.00%	0	$0	0.00%	1	$1,083,094	0.05%	0	$0	0.00%	0	$0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2007-C2 (CIK 0001396399)	X	Column Financial, Inc.	179.5	$2,833,276,057	85.9%	2	$13,300,000	0.53%	0	$0	0.00%	0	$0	0.00%	2	$13,300,000	0.53%	0	$0	0.00%	0	$0	0.00%
		KeyBank National Association	27.5	464,462,649	14.1%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			207	$3,297,738,706	100%	2	$13,300,000	0.53%	0	$0	0.00%	0	$0	0.00%	2	$13,300,000	0.53%	0	$0	0.00%	0	$0	0.00%
Total by Asset Class			1,304	$16,258,814,126		7	$196,610,671		0	$0		0	$0		7	$196,610,671		0	$0		0	$0
Asset Class: RMBS
TBW Mortgage-Backed Trust 2007-2 (CIK 0001399456)	X	Taylor Bean & Whitaker Mortgage Corporation	3,452	$649,173,438	100%	1,044	$208,587,967	113.88%	0	$0	0.00%	0	$0	0%	766	$144,107,368	78.67%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity			3,452	$649,173,438	100%	1,044	$208,587,967	113.88%	0	$0	0.00%	0	$0	0%	766	$144,107,368	78.67%	0	$0	0.00%	0	$0	0.00%
Total by Asset Class			3,452	$649,173,438		1,044	$208,587,967		0	$0		0	$0	0%	766	$144,107,368		0	$0		0	$0

Total for All Asset Classes			4,756	$16,907,987,564		1,051	$405,198,638		0	$0		0	$0		773	$340,718,039		0	$0		0	$0

The following notes apply generally to the table above:

(a)	With respect to all asset classes, we have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records and the records of our affiliates that acted as securitizers in our transactions regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. We followed up requests made of Demand Entities as we deemed appropriate. The information in this Form ABS-15G has not been verified by any third party.

(b)	With respect to the RMBS asset class, assets included in “Assets Subject of Demand” include only assets where a demand was made during or prior to the reporting period for which we have not yet completed our initial investigation and assigned such assets to one of the other categories as of the end of the reporting period.

(c)	With respect to the RMBS asset class, assets included in “Assets That Were Repurchased or Replaced” include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase. With respect to the RMBS asset class, assets included in “Assets Pending Repurchase or Replacement” include only assets for which a decision to repurchase, replace or make-whole has been approved but such action has not been completed, and are shown without regard to cure period status.

(d)	With respect to the RMBS asset class, the principal balances appearing in columns (h), (k), (n), (q), (t) and (w) and the percentages appearing in columns (i), (l), (o), (r), (u) and (x) reflect the following:
(i)  for denominator for percentage calculations:  aggregate pool principal balance of all assets in the pool as reported to security holders as of the end of the reporting period;
(ii)  for each asset relating to columns (h), (i), (t), (u), (w) and (x):  outstanding principal balance of such asset;
(iii)  for each asset relating to columns (k) and (l):  outstanding principal balance of such asset at time of repurchase, replacement or make-whole, plus fees, penalties and accrued interest; and,
(iv) for each asset relating to columns (n), (o), (q) and (r):  if known, outstanding principal balance of such asset, plus outstanding fees, penalties and accrued interest; otherwise original principal balance of such asset.

(e)	With respect to all asset classes, the scope of this Form ABS-15G is limited to transactions with activity to report in which Credit Suisse First Boston Mortgage Securities Corp. is the depositor, and the sponsor is either (i) not an affiliate of Credit Suisse First Boston Mortgage Securities Corp. or (ii) an affiliate of Credit Suisse First Boston Mortgage Securities Corp. that will not file a Form ABS-15G covering the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. (Securitizer)

Date: November 13, 2015	By:	/s/ Patrick A. Remmert
Name: Patrick A. Remmert
Title: President